Property and Equipment, Net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,177	$ 7,029
Less: Accumulated depreciation	(5,882)	(4,519)
Exchange differences	(130)	(192)
Property and equipment, net	1,165	2,318
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,661	4,629
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,763	1,653
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 753	$ 747